SUPPLY CHAIN FINANCE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Supply chain finance, gross	R$ 1,421,706	R$ 2,265,173
Adjustment to present value	(28,569)	(27,198)
Supply chain finance	1,393,137	2,237,975
Domestic Suppliers [Member]
IfrsStatementLineItems [Line Items]
Supply chain finance, gross	1,268,269	1,971,441
Foreign Suppliers [Member]
IfrsStatementLineItems [Line Items]
Supply chain finance, gross	R$ 153,437	R$ 293,732